Unaudited interim consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Issued capital	Foreign currency translation reserves	Share-based payments reserves	Accumulated losses
Beginning balance at Jun. 30, 2023	$ 305,361	$ 965,857	$ (34,655)	$ 28,435	$ (654,276)
Changes in equity [abstract]
Loss after income tax expense for the period	(10,527)	0	0	0	(10,527)
Other comprehensive loss for the period, net of tax	2,002	0	2,002	0	0
Total comprehensive loss for the period	(8,525)	0	2,002	0	(10,527)
Transactions with owners in their capacity as owners:
Capital raise costs	(2,801)	(2,801)	0	0	0
Share issuances	75,672	75,672	0	0	0
Share-based payments	12,141	118	0	12,023	0
Ending balance at Dec. 31, 2023	381,848	1,038,846	(32,653)	40,458	(664,803)
Beginning balance at Jun. 30, 2024	1,097,351	1,764,289	(34,993)	51,286	(683,231)
Changes in equity [abstract]
Loss after income tax expense for the period	(32,825)	0	0	0	(32,825)
Other comprehensive loss for the period, net of tax	(10,123)	0	(10,123)	0	0
Total comprehensive loss for the period	(42,948)	0	(10,123)	0	(32,825)
Transactions with owners in their capacity as owners:
Capital raise costs	(6,804)	(6,804)	0	0	0
Share issuances	221,767	221,767	0	0	0
Share-based payments	16,905	5,852	0	11,053	0
Ending balance at Dec. 31, 2024	$ 1,286,271	$ 1,985,104	$ (45,116)	$ 62,339	$ (716,056)